Related Party Balances and Transactions (Details) - Schedule of Non Interest Bearing and Due on Demand	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Non Interest Bearing And Due On Demand Abstract
Due to a related party-Joyous JD Limited	¥ 1,107,954	$ 153,333	¥ 1,067,903